COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

On April 10, 2025 the company entered into an operating lease agreement for its offices in Ann Arbor, Michigan.  The term of the lease is for one year from May 1, 2025 with a fixed rental amount of $120,960, payable in monthly installments. Maturities of operating lease liabilities were as follows as of June 30, 2025:

2025	$60,480
2026	40,320
Total lease payments	100,800
Less interest	(17,751)
Present value of lease liabilities	$83,049

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. The Company is not aware of any such legal proceedings that will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

The Company neither owns nor leases any real or personal property. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.